December 10, 1996


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                                               File No. 811-5037
                                                                  CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Harris Bretall Sullivan & Smith Growth Equity Fund series of the Registrant for the six month period ended September 30, 1996.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                         Harris Bretall Sullivan & Smith
                               Growth Equity Fund












                                   Semi-Annual

                               September 30, 1996

               Harris Bretall Sullivan & Smith Growth Equity Fund

Dear Shareholders,

The Harris Bretall Sullivan & Smith Growth Equity Fund is pleased to report a return of 3.1% from inception on May 1, 1996 through the initial fiscal period ended September 30, 1996. A 4.0% return was reported for the Fund as of October 31, 1996. Our intention is to help you invest for your tomorrow by investing in high quality, growth oriented equities. We are enthusiastic about the financial markets' potential and confident in our ability to select the companies which will be major beneficiaries of the future.

During the past six months, we have seen the continuation of what we term the "Virtuous Cycle". The Virtuous Cycle is that period of time when interest rates are stable or declining, earnings are rising, and price/earnings ratios are expanding. Our 1997 forecast expects moderating growth through the second half of 1997. Specifically, we expect 1997 GDP growth to be 1.5%, down from the 3% growth of 1996 -- no recession, no pick-up in inflation, no collapse in corporate earnings, and no significant rise in interest rates.

Interest rates are expected to remain in a fairly narrow trading range through the remainder of the year. Concerns over higher inflation will be balanced by moderation in economic growth. By spring 1997, the slowdown in the economy should be pronounced enough to move interest rates significantly lower. Until this pause becomes obvious, the yield on 30 year U.S. Treasury Bonds should trade in a range between 6.75% and 7.00%. Once signs of a moderating economy are more evident, long-term interest rates should fall -perhaps as low as 6.25%-6.50%. On the shorter end of the yield curve, near-term strength in employment could push the Fed Funds rate 25-50 basis points higher to 5.50%-5.75%. This would cause the yield curve to be essentially flat by the spring of 1997.

While we anticipate that corporate profits will be negatively affected by this mild slowdown, we do not expect any major dislocations. We believe that operating earnings for the S&P 500 Index will be up slightly in 1997 to $40.00 per share from $38.00 per share in 1996.

Given the challenging nature of this scenario, pressure from the Fed, and only modest growth in earnings, some investors have grown "bearish". However, the reality is that most of this negative sentiment is already reflected in stock prices. There are no great excesses or over-valuation issues. In fact, the stock market is selling in-line with most historical averages. At Harris Bretall Sullivan & Smith, Inc. we believe that, despite the confusing environment, the markets offer significant opportunity.

On behalf of everyone at HBSS, we thank you for your participation in the Growth Equity Fund. Please do not hesitate to contact us at 800/685-HBSS should you have any questions regarding our mutual fund or any of our other services.

Sincerely,
/s/                                                  /s/
John J. Sullivan, CFA                                Gordon J. Ceresino
Partner                                              Senior Vice President

               Harris Bretall Sullivan & Smith Growth Equity Fund


PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 88.9%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Basic Industries: 6.0%
         350         E.I. Du Pont de Nemours.................................................             $ 30,887
         450         Great Lakes Chemical Corporation........................................               25,650
         650         Nucor Corporation.......................................................               32,988
                                                                                                            ------
                                                                                                            89,525
                                                                                                            ------
                     Capital Goods/Conglomerates: 8.2%
         450         Fluor Corporation.......................................................               27,675
         350         General Electric Company................................................               31,850
         450         Illinois Tool Works, Inc................................................               32,456
         700         Tyco International, Inc.................................................               30,187
                                                                                                            ------
                                                                                                           122,168
                                                                                                           -------
                     Consumer Cyclical: 8.0%
         860         Circuit City Stores, Inc................................................               31,068
         510         Home Depot, Inc.........................................................               29,006
         650         Interpublic Group Cos., Inc.............................................               30,713
       1,100         Wal Mart Stores, Inc....................................................               29,012
                                                                                                            ------
                                                                                                           119,799
                                                                                                           -------
                     Consumer Services: 4.1%
       1,150         Mattel, Inc.............................................................               29,756
         500         The Walt Disney Company.................................................               31,687
                                                                                                            ------
                                                                                                            61,443
                                                                                                            ------
                     Consumer Staples: 4.5%
         350         Colgate Palmolive Company...............................................               30,406
         500         Gillette Company........................................................               36,063
                                                                                                            ------
                                                                                                            66,469
                                                                                                            ------
                     Drugs/Biotechnology: 8.5%
         650         Abbott Laboratories.....................................................               32,012
         450         American Home Products Corporation......................................               28,688
         550         Amgen, Inc..............................................................               34,719
         450         Merck & Company, Inc....................................................               31,669
                                                                                                            ------
                                                                                                           127,088
                                                                                                           -------
                     Energy: 2.0%
         350         Schlumberger, Ltd.......................................................               29,575
                                                                                                            ------

               Harris Bretall Sullivan & Smith Growth Equity Fund


PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial: 10.2%
         300         American International Group, Inc.......................................             $ 30,225
         400         BankAmerica Corporation.................................................               32,850
       1,200         Charles Schwab Corporation..............................................               27,750
         720         Norwest Corporation.....................................................               29,430
         120         Wells Fargo & Company...................................................               31,200
                                                                                                            ------
                                                                                                           151,455
                                                                                                           -------
                     Food/Beverage: 4.3%
         550         General Mills, Inc......................................................               33,206
       1,100         Pepsico, Inc............................................................               31,075
                                                                                                            ------
                                                                                                            64,281
                                                                                                            ------
                     Healthcare: 4.4%
         700         Johnson & Johnson.......................................................               35,875
         700         United Healthcare Corporation...........................................               29,138
                                                                                                            ------
                                                                                                            65,013
                                                                                                            ------
                     Technology/Defense: 12.2%
       1,200         Autodesk, Inc...........................................................               31,050
         630         Automatic Data Processing, Inc..........................................               27,484
         860         Electronic Arts.........................................................               32,143
         400         First Data Corporation..................................................               32,650
         205         Microsoft Corporation...................................................               27,034
         720         Oracle Systems..........................................................               30,645
                                                                                                            ------
                                                                                                           181,006
                                                                                                           -------
                     Telecommunications/Hardware: 14.5%
       1,000         Applied Materials, Inc..................................................               27,625
         550         Cisco Systems, Inc......................................................               34,134
         600         Hewlett Packard Company.................................................               29,250
         325         Intel Corporation.......................................................               31,017
         700         Lucent Technologies.....................................................               32,112
         500         Motorola, Inc...........................................................               25,813
         500         Tellabs, Inc............................................................               35,313
                                                                                                            ------
                                                                                                           215,264
                                                                                                           -------
                     Transportation: 2.0%
         400         Union Pacific Corporation...............................................               29,300
                                                                                                            ------

                     Total Common Stocks (cost $1,258,452)...................................            1,322,386
                                                                                                         ---------

               Harris Bretall Sullivan & Smith Growth Equity Fund

PORTFOLIO OF INVESTMENTS at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Principal Amount     REPURCHASE AGREEMENT: 11.3%                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------



    $169,000         Star Bank Repurchase Agreement, 5.30%, dated 9/30/96, due 10/1/96, collateralized by $185,000 GNMA, 6.5%, due 1/20/2024 (value of
                     collateral is $185,636) (proceeds $169,025) (cost $169,000).............            $ 169,000
                                                                                                         ---------

                     Total Investments in Securities (cost $1,427,452+): 100.2% .............            1,491,386
                     Liabilities in excess of Other Assets: (0.2)%...........................               (2,355)
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $1,489,031
                                                                                                        ==========

+ At September 30, 1996, the cost for federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 106,623
                     Gross unrealized depreciation...........................................              (42,689)
                                                                                                           -------
                               Net unrealized appreciation...................................             $ 63,934
                                                                                                          ========




See accompanying "Notes to Financial Statements."

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF ASSETS AND LIABILITIES at September 30, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $1,427,452) (Note 2-A) ...........           $1,491,386
      Cash...................................................................................                  747
      Receivables:
            Dividends and interest ..........................................................                1,277
            From Advisor.....................................................................                5,402
      Prepaid expenses.......................................................................                  546
                                                                                                               ---
                  Total assets ..............................................................            1,499,358
                                                                                                         ---------

LIABILITIES
      Distribution fees payable (Note 4).....................................................                  819
      Other accrued expenses and liabilities.................................................                9,508
                                                                                                             -----
                  Total liabilities..........................................................               10,327
                                                                                                            ------

NET ASSETS                                                                                              $1,489,031
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($1,489,031/144,438 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $10.31
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $1,445,877
      Undistributed net investment income....................................................                  877
      Accumulated net realized loss on investment transactions...............................              (21,657)
      Net unrealized appreciation of investments.............................................               63,934
                                                                                                            ------
            Net assets ......................................................................           $1,489,031
                                                                                                        ==========







See accompanying "Notes to Financial Statements."

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF OPERATIONS - For the Period May 1, 1996* through September 30, 1996
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Income:
            Dividends........................................................................              $ 4,813
            Interest.........................................................................                2,175
                                                                                                             -----
                  Total income...............................................................                6,988
                                                                                                             -----

      Expenses:
            Advisory fees (Note 3)...........................................................                3,553
            Administration fee (Note 3)......................................................               12,942
            Distribution costs (Note 4)......................................................                1,184
            Custodian and accounting fees....................................................                7,550
            Transfer agent fees..............................................................                2,804
            Auditing fees....................................................................                6,903
            Trustees' fees...................................................................                1,295
            Legal fees.......................................................................                  647
            Reports to shareholders..........................................................                1,295
            Miscellaneous....................................................................                1,294
                                                                                                             -----
                  Total expenses.............................................................               39,467
                  Less: expense reimbursements (Note 3)......................................              (33,356)
                                                                                                           -------
                  Net expenses...............................................................                6,111
                                                                                                             -----
                        Net investment income ...............................................                  877
                                                                                                               ---

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
            Net realized loss from securities transactions...................................              (21,657)
            Net change in unrealized appreciation of investments.............................               63,934
                                                                                                            ------
                  Net realized and unrealized gain on investments............................               42,277
                                                                                                            ------
                        Net Increase in Net Assets Resulting from Operations ................             $ 43,154
                                                                                                          ========


*Commencement of operations.

See accompanying "Notes to Financial Statements."

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               May 1, 1996*
                                                                                                  through
                                                                                            September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................           $ 877
Net realized loss on securities transactions...............................................         (21,657)
Net change in unrealized appreciation of investments.......................................          63,934
                                                                                                     ------
      Net increase in net assets resulting from operations ................................          43,154
                                                                                                     ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       1,445,877
                                                                                                  ---------
      Total increase in net assets ........................................................       1,489,031

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including undistributed net investment income of $877)......................      $1,489,031
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                              May 1, 1996*
                                                                                                 through
                                                                                           September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        149,385      $1,495,937
      Shares redeemed.............................................................         (4,947)        (50,060)
                                                                                           ------         -------
      Net increase................................................................        144,438      $1,445,877
                                                                                          =======      ==========

*Commencement of operations.

See accompanying "Notes to Financial Statements."

               Harris Bretall Sullivan & Smith Growth Equity Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    May 1, 1996*
                                                                                                       through
                                                                                                 September 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................................................            $10.00
Income from Investment Operations:
      Net investment income................................................................               .01
      Net realized and unrealized gain on investments......................................               .30
                                                                                                          ---
Total from investment operations...........................................................               .31
                                                                                                          ---

Net Asset Value, End of Period.............................................................            $10.31
                                                                                                       ======

Total Return...............................................................................              7.61%+

Ratios/Supplemental Data:
Net assets, end of period (millions).......................................................             $ 1.5

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              8.22%+
      After expense reimbursement..........................................................              1.27%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.........................................................             (6.77)%+
      After expense reimbursement..........................................................              0.18%+

Portfolio turnover rate....................................................................             10.42%

Average commission rate paid...............................................................           $0.0600++

*Commencement of operations.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.

See  accompanying  "Notes to  Financial  Statements."

               Harris Bretall Sullivan & Smith Growth Equity Fund


NOTES TO FINANCIAL STATEMENTS at September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios, which is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended  September 30, 1996,  Harris  Bretall  Sullivan &
Smith, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.29% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund in the next succeeding fiscal year if the Fund is able to effect such reimbursement and remain in

               Harris Bretall Sullivan & Smith Growth Equity Fund compliance with any expense limitations in effect. For the six months ended September 30, 1996, the Advisor has waived its fees and reimbursed the Fund in the amount of $29,803.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $25 million - 0.12% of average net assets

      $25 to $50 million - 0.07% of average net assets

      $50 to $100  million - 0.05% of  average  net assets

      over $100 million - 0.03% of average net assets, with a minimum fee of $30,000 annually


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the"Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITES

      For the six months ended September 30, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,436,397 and $120,159, respectively.

                                     Advisor

                      Harris Bretall Sullivan & Smith, Inc.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 385-7003

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Transfer and Dividend Disbursing Agent

                          American Data Services, Inc.
                               24 West Carver St.
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors

                                Ernst & Young LLP
                              515 South Flower St.
                              Los Angeles, CA 90071

                                  Legal Counsel

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104


                    This report is intended for shareholders of Harris Bretall Sullivan & Smith Growth
                       Equity Fund and may not be used as
                       sales literature unless preceded or
                      accompanied by a current prospectus.